Acquisitions and Disposal of The Discontinued Operations	12 Months Ended
Oct. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
ACQUISITIONS AND DISPOSAL OF THE DISCONTINUED OPERATIONS

NOTE 3 – ACQUISITIONS AND DISPOSAL OF THE DISCONTINUED OPERATIONS

Acquisition of Home Bistro Holdings and Disposal of The Discontinued Operations of the RTD Business

Home Bistro, Inc. was formed on April 9, 2013 as a Delaware corporation, under the name DineWise, LLC. On December 1, 2014, it underwent a statutory conversion filed under Section 8-265 of the Delaware Code to convert from a limited liability company to a corporation and changed its name to Home Bistro, Inc.

On September 22, 2020, Home Bistro, Inc. filed a Certificate of Conversion under Section 266 of the Delaware General Corporation Law to convert its state of domicile from Delaware to Nevada and simultaneously filed an Articles of Conversion with the Nevada Secretary of State for the same and changed its name from Home Bistro, Inc. (the now wholly-owned subsidiary of the Company) to Home Bistro Holdings, Inc., each effective as of September 30, 2020.

Home Bistro manufactures, packages, and sells, direct-to-consumer, gourmet meals under the Home Bistro brand and markets restaurant quality meats and seafood under the Prime Chop and Colorado Prime brands. The Company’s meals are freshly prepared, to preserve freshness, and packaged in its facility located in Miami, Florida. Home Bistro meals are ordered on-line and delivered to consumers in containers designed to keep the products frozen during transport. Orders for restaurant quality meats and seafood through the Company’s Prime Chop and Colorado Prime brands are processed through a third-party co-packer based in North Carolina who fulfills and ships customer orders.

Agreement and Plan of Merger

On April 20, 2020, the Company, Fresh Market Merger Sub, Inc., a Delaware corporation and a newly created wholly-owned subsidiary of the Company, also referred to herein as Merger Sub, and Home Bistro, Inc., a privately-held Delaware corporation engaged in the food preparation and home-delivery business (presently known as Home Bistro Holdings, Inc., a Nevada corporation), also referred to herein also Home Bistro Holdings, entered into an Agreement and Plan of Merger, also referred to herein as the Merger Agreement, pursuant to which, among other things, Merger Sub agreed to merge with and into Home Bistro Holdings, with Home Bistro Holdings becoming a wholly-owned subsidiary of the Company and the surviving corporation in the merger, also referred to herein as the Merger. Pursuant to the terms of the Merger Agreement, Home Bistro Holdings filed a Certificate of Merger with the Nevada Secretary of State on April 20, 2020 (see Note 1).

Prior to the effective time of the Merger, the Company and certain of its existing securityholders entered into an Exchange Agreement providing for, among other things, the exchange (the “Exchange”) of securities held by such securityholders for shares of common stock, as more fully detailed therein. As a result of the Exchange, all of the Company’s issued and outstanding shares of Series A Preferred Stock, Series C Preferred Stock and convertible notes were converted into an aggregate of 5,405,479 shares of common stock on a fully diluted basis, consisting of 1,364,232 shares of common stock and warrants to purchase up to 4,041,258 shares of common stock (see Note 12). The 250,000 shares of Series B Preferred Stock owned by a former officer were cancelled on April 9, 2020 pursuant to a General Release Agreement (see Note 12) and 250,000 shares of Series B Preferred Stock held by a related party remained issued and outstanding as of the date of the Merger.

After the Exchange, a total of 1,899,094 shares of common stock, warrants to purchase 4,041,258 shares of common stock and 60,638 stock options were deemed issued and outstanding.

Certain of the Company’s existing securityholders retained securities held prior to the Merger, consisting of 533,931 shares of common stock and 60,638 stock options which were outstanding at the effective time of the Merger.

At the effective time of the Merger, and subject to the terms and conditions of the Merger Agreement, each outstanding share of common stock of Home Bistro Holdings was converted into the right to receive approximately 473 shares of common stock. Accordingly, the aggregate shares of the Company’s common stock issued in the Merger to the former securityholders of Home Bistro Holdings is 24,031,453 shares of common stock on a fully diluted basis consisting of 17,105,139 shares of common stock and warrants to purchase up to 6,926,314 shares of common stock (see Note 12).

Subsequent to the Merger, the Company had an aggregate of 30,031,501 shares of common stock issued and outstanding on a fully diluted basis consisting of 19,004,233 shares of common stock, 60,638 stock options and warrants to purchase up to 10,967,572 shares of common stock.

On April 20, 2020, pursuant to the terms of the Merger Agreement, Roy G. Warren, Jr., Mike Edwards, and Bruce Zanca resigned as directors of the Company and Roy G. Warren, Jr. resigned as Chief Operating Officer of the Company. The resignations were not the result of any disagreement related to the Company’s operations, policies, or practices. Furthermore, on April 20, 2020, Mr. Zalmi Duchman, the Chief Executive Officer of Home Bistro Holdings, Michael Finkelstein and Michael Novielli were appointed as directors of the Company. In addition, Mr. Duchman was appointed Chief Executive Officer (see Note 1).

In connection with the Merger, certain Company stockholders entered into a Lock-Up and Leak-Out Agreement with the Company pursuant to which, among other thing, such stockholders agreed to certain restrictions regarding the resale of common stock for a period of two years from the date of the Merger Agreement, as more fully detailed therein.

Additionally, on April 20, 2020, the Company and a stockholder entered into a Put Option Agreement, pursuant to which, among other things, the Company agreed, at the election of the stockholder, to purchase certain shares of common stock from such stockholder no sooner than two years from the date of the Put Option Agreement (the “Market Period”). Pursuant to the Put Option Agreement, in the event that the stockholder does not generate $1.3 million dollars (the “Total Investment”) in gross proceeds from the sale of its shares of common stock by the second anniversary of the Put Option Agreement, then the stockholder has the right to cause the Company to purchase shares held by the stockholder at a price equal to the difference between the Total Investment and the net proceeds actually realized by the stockholder from shares of common stock sold during the Market Period and the number of shares of common stock held by the stockholder on the date the put right is exercised. The put right expires fourteen (14) days from end of the Market Period. In connection with the Put Option Agreement, the Company recorded a common stock repurchase obligation in the amount of $1.3 million, reflected in the accompanying consolidated balance sheets as Common stock repurchase obligation (see Note 14).

Effective April 20, 2020, the Company acquired all the issued and outstanding shares of Home Bistro Holdings pursuant to the Merger Agreement and Home Bistro Holdings became a wholly owned subsidiary of the Company. As a result of the Merger, for financial statement reporting purposes, the Merger between the Company and Home Bistro Holdings has been treated as a reverse acquisition and recapitalization with Home Bistro Holdings deemed the accounting acquirer and the Company deemed the accounting acquiree in accordance with FASB Accounting Standards Codification (“ASC”) Section 805-10-55. At the time of the Merger, both the Company and Home Bistro Holdings had their own separate operating segments. Accordingly, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements after the Merger are those of Home Bistro Holdings and are recorded at the historical cost basis of Home Bistro Holdings. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Home Bistro Holdings which are recorded at historical cost. The results of operations of the Company are consolidated with results of operations of Home Bistro Holdings starting on the date of the Merger Agreement. The equity of the consolidated entity is the historical equity of Home Bistro Holdings retroactively restated to reflect the number of shares deemed issued by the Company in the reverse acquisition.

The Merger constituted a change of control and the majority of the Board of Directors changed with the consummation of the Merger. The Company issued to the stockholders of Home Bistro Holdings shares of common stock and stock warrants which represented approximately 80% of the combined company on a fully converted basis after the closing of the Merger. As a result of the above transactions and the Company’s intent to dispose or divest the assets and liabilities associated with the RTD Business as discussed below, this transaction was accounted for as a reverse recapitalization of Home Bistro Holdings where Home Bistro Holdings is considered the historical registrant and the historical operations presented will be those of Home Bistro Holdings.

The Following Assets and Liabilities were Assumed in the Merger:

Cash	$4,917
Prepaid expense	9,776
Operating right-of-use asset	32,444
Total assets acquired	47,137

Accounts payable and accrued expenses	(209,417)
Operating right-of-use liability	(32,444)
Total liabilities assumed	$(241,861)

Net liability assumed	$(194,724)

Disposal of Discontinued Operations of the RTD Business

On September 25, 2020, pursuant to the Asset Purchase Agreement, among other things, the Company agreed to sell all of the Company’s business, assets and properties used, or held or developed for use, in its functional RTD (Ready to Drink) beverage segment (the “RTD Business”), and the Buyer agreed to assume certain debts, obligations and liabilities related to the RTD Business. The Company assumed an accounts payable liability in the amount of $14,000 related to accounting expense of the RTD Business for a period prior to the Merger. Pursuant to the Asset Purchase Agreement, the Buyer reimbursed the Company for accounting expenses in amount of $14,000 incurred prior to the Merger, of which $7,000 was payable in cash and the balance in form of a promissory note dated September 25, 2020 in the amount of $7,000. The promissory note bears interest at a rate of 5% per annum, matures on April 25, 2021 and is payable in monthly installments of $1,000 commencing on October 25, 2020 through April 25, 2021. As of December 31, 2020, $5,000 remained due on the promissory note. The Company received the $7,000 cash portion of the consideration as of December 31, 2020. The $14,000 reimbursement was recorded to additional paid in capital as reflected in the accompanying consolidated statements of changes in stockholders’ deficit.

ASC 205-20 “Discontinued Operations” establishes that the disposal or abandonment of a component of an entity or a group of components of an entity should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. As a result, the component’s results of operations have been classified as discontinued operations on a retrospective basis for all periods presented. The results of operations of this component, for all periods, are separately reported as “discontinued operations” on the consolidated statements of operations.

The Asset Purchase Agreement, discussed above under Agreement and Plan of Merger, was intended to be part of the Merger and in effect transferred the RTD Business and the related assets and liabilities to Gratitude Keto, whose CEO, Roy Warren Jr., formerly served as the Company’s director and Chief Operating Officer and was considered a related party, in substance, in the accounting of this transaction. Therefore, the disposal of net liabilities and the reimbursement discussed above in connection with the disposal of the RTD Business was recorded to additional paid in capital as reflected in the accompanying consolidated statements of changes in stockholders’ deficit.

The following table set forth the selected financial data of the net liabilities recorded to additional paid in capital as of September 24, 2020.

September 24, 2020
Assets:
Other assets:
Operating lease right-of-use assets, net	$2,417
Total assets	$2,417

Liabilities:
Current liabilities:
Accounts payable	$112,212
Accrued expenses and other liabilities	5,009
Operating lease liabilities, current portion	2,417
Total current liabilities	119,638
Total liabilities	$119,638

Net liabilities	$117,221
Expense reimbursement by Buyer	14,000
Disposal of net liabilities to a related party	$131,221

The summarized operating result of discontinued operations of the RTD Business included in the Company’s consolidated statements of operations for the year ended December 31, 2020 is as follows:

Year Ended December 31, 2020
Revenues
Cost of revenues	$—
Gross (loss) profit	—
—
Operating expenses:
Compensation expense	5,511
Professional and consulting expenses	26,606
Selling and marketing expenses	(7,850)
General and administrative expenses	37,255
Total operating expenses	61,522
Loss from operations	$61,522

Gain on debt extinguishment	99,897
Interest income (expense)	(172)
Other income, net	99,725

Income from discontinued operations	$38,203

The gain on debt extinguishment in the amount of $99,897 reflected above was due to the settlement of outstanding liabilities owed to a vendor in connection with the RTD Business.

Acquisition of Model Meals

Model Meals, LLC (the “Model Meals”) was formed on May 1, 2015. Model Meals provides prepackaged and prepared meals as a solution for time-constrained but discerning consumers focused on satisfying every member of the family by offering a broad array of the highest quality meal planning, delivery, and preparation services. Products are customized meal solutions, delivered fresh directly to the home and utilizes third-party food delivery services to fulfill customers’ orders.

On July 6, 2021, the Company entered and closed on an Agreement and Plan of Merger with the members of Model Meals, acquiring Model Meals through a reverse triangular merger, whereby Model Meals merged with Model Meals Acquisition Corp., a wholly owned subsidiary of the Company, with Model Meals being the surviving entity (the “Acquisition”). As a result, Model Meals became a wholly owned subsidiary of the Company, and the members of Model Meals received and aggregate of 2,008,310 shares of common stock and were paid $60,000 in cash. Pursuant to the Acquisition, the Company issued 2,008,310 shares of common stock with grant date fair value of $ 2,028,393 (see Note 1). The shares are subject to a 24-month Lockup and Leak-Out Agreement and were issued pursuant to Section 4(a)(2) of the Securities Act. The acquisition of Model Meals will allow the Company the ability to increase its customer base, geographic distribution area, and prepared meals available on its ecommerce sights.

Further, on August 12, 2021, the Company filed, in an amended current report Form 8-K/A, Model Meals’; (i) audited balance sheets and audited statement of operations as of December 31, 2020 and 2019 and for the years ended December 31, 2020 and 2019, respectively,; (ii) balance sheet and statement of operations as of March 31, 2021 and for the three months ended March 31, 2021, respectively, and; (iii) unaudited pro forma combined financial information derived by the application of pro forma adjustments to the historical consolidated financial statements of the Company and Model Meals which gives effect to the Acquisition between the Company and Model Meals as if the Acquisition had occurred on January 1, 2020 with respect to the unaudited annual pro forma combined statement of operation, and as of January 1, 2021 for the three months ended March 31, 2021 unaudited pro forma combined statement of operation, and as of March 31, 2021 with respect to the unaudited pro forma combined balance sheets.

In connection with the Acquisition, the assets acquired and liabilities assumed were recorded at fair value on the acquisition date. The fair values are subject to adjustment during measurement period with subsequent changes recognized in earnings or loss. These estimates are inherently uncertain and are subject to refinement. Management develops estimates based on assumptions as a part of the purchase price allocation process to value the assets acquired and liabilities assumed as of the business acquisition date. As a result, during the purchase price measurement period, which may be up to one year from the business acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. After the purchase price measurement period, the Company will record any adjustments to assets acquired or liabilities assumed in operating expenses in the period in which the adjustments may have been determined. Based upon the purchase price allocation, the following table summarizes the preliminary fair value of the assets acquired and liabilities assumed at the date of the acquisition:

Total
Assets acquired:
Current assets	$97,140
Computer software	66,198
Customer relationships	43,000
Trademark	505,000
Goodwill	1,809,357
Total assets acquired at fair value	2,520,695
Less: total liabilities assumed	(432,302)
Net asset acquired	$2,088,393

Purchase consideration paid:
Fair value of common shares issued	$2,028,393
Cash consideration	60,000
Total purchase consideration paid	$2,088,393

Goodwill recognized as a result of the acquisition is not deductible for tax purposes. See Note 4 for additional information about other intangible assets. The recognized goodwill related to Model Meals is directly attributable to synergies expected to arise after the acquisition.

The following unaudited pro forma consolidated results of operations for the ten months ended October 31, 2021 and year ended December 31, 2020 have been prepared as if the acquisition of Model Meals had occurred as of the beginning of the following periods:

	Ten Months Ended	Ten Months Ended
	October 31, 2021	October 31, 2020
Net Revenues	$2,993,650	$3,005,607
Net Loss	$(12,802,275)	$(1,197,589)
Net Loss per Share	$(0.56)	$(0.07)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results.